Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes
Loss before income tax expenses	$ (1,486,020)	¥ (10,217,125)	¥ (525,115)	¥ (291,977)
Non-PRC
Income Taxes
Loss before income tax expenses	(1,030,311)	(7,083,904)	(108,086)	(12,839)
PRC
Income Taxes
Loss before income tax expenses	$ (455,709)	¥ (3,133,221)	¥ (417,029)	¥ (279,138)